Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 31, 2012
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SCOUT MID CAP FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Scout Mid Cap Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 217% of the average value of its portfolio
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	217.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing primarily in common stocks of mid cap companies. Under normal circumstances, at least 80% of the Fund's assets will be invested in mid cap equity securities. Any change in this 80% policy approved by the Fund's Board of Trustees (the "Board") may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Mid cap equity securities are securities issued by companies with market capitalizations (share price multiplied by the number of shares outstanding), at the time of purchase, between $1.5 billion and $17 billion. The
Fund maintains a portfolio of investments diversified across companies and economic sectors.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts ("REITs"). Common stock represents an ownership interest in a company and its value is based on the success of the company's business, any income paid to shareholders, the value of the company's assets, general market conditions and investor demand. Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

How does the Fund choose securities in which to invest? Scout Investments, Inc.
(the "Advisor") normally invests the Fund's assets in a diversified portfolio of equity securities. The Advisor seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts ("ADRs")
or Global Depositary Receipts ("GDRs").

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the
Fund may not be able to pursue its investment objective and, instead, will focus
		on preserving your investment.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably. When the value of the Fund's equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions. During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected. Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap Company Risks: The Fund invests primarily in mid cap companies.
Generally, mid cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap companies are generally more volatile than the securities of larger, more established companies. Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund's investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund's portfolio. A value stock is one that trades at an attractive price relative to the company's intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company's value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a "growth investing style" in choosing securities for the Fund's portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion.
Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage
REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.
Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund has historically experienced portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the
Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to
		produce the desired results.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1 year, 5 year and since-inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com
		or by calling 1-800-996-2862.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart above the Fund's highest quarterly return was 23.59% (quarter ended June 30, 2009) and the Fund's lowest quarterly return was -22.07% (quarter ended September 30, 2008).

		Year-to-date return (through September 30, 2012): 8.87%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for
		capital losses incurred on the sale of their shares.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Russell Midcap® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.55%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2006
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Lipper Mid-Cap Core Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.65%)
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2006
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Scout Mid Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2007	rr_AnnualReturn2007	21.94%
Annual Return 2008	rr_AnnualReturn2008	(35.10%)
Annual Return 2009	rr_AnnualReturn2009	47.16%
Annual Return 2010	rr_AnnualReturn2010	27.89%
Annual Return 2011	rr_AnnualReturn2011	0.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	8.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2006
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Scout Mid Cap Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2006
Scout Mid Cap Fund (Prospectus Summary) | Scout Mid Cap Fund | Scout Mid Cap Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2006

[1]	"Other Expenses" include "Acquired Fund Fees and Expenses," which were less than 0.01% of the average net assets of the Fund.